April 27, 2023
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
ATTN:	Mr. Mark Cowan Document Control – EDGAR
RE:	Ameriprise Certificate Company Ameriprise Installment Certificate
Post-Effective Amendment No. 52
File No. 2-76193
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Installment Certificate does not differ from that contained in Registrant's Post-Effective Amendment No. 52 (Amendment). This Amendment was filed electronically on April 21, 2023.
If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.
/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Vice President and Chief Counsel
Ameriprise Financial, Inc.